united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-415-6500

Date of fiscal year end: 3/31

Date of reporting period: 06/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AR Capital Real Estate Income Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Shares			Value
	COMMON STOCK - 62.4%
	REITS - APARTMENTS - 13.0%
3,824	AvalonBay Communities, Inc.		$ 689,811
11,675	Equity Residential		804,174
3,480	Essex Property Trust, Inc.		793,753
			2,287,738
	REITS - HEALTHCARE - 4.8%
14,000	Healthcare Trust of America, Inc.		452,760
5,300	Omega Healthcare Investors, Inc.		179,935
7,500	Physicians Realty Trust		157,575
606	Welltower, Inc.		46,159
			836,429
	REITS - MANUFACTURED HOMES - 4.1%
2,300	Equity LifeStyle Properties, Inc.		184,115
7,100	Sun Communities, Inc.		544,144
			728,259
	REITS - MORTGAGE - 4.9%
17,467	Apollo Commercial Real Estate Finance, Inc.		280,695
10,095	Blackstone Mortgage Trust, Inc. - Cl. A		279,329
14,356	Starwood Property Trust, Inc.		297,456
			857,480
	REITS - OFFICE PROPERTY - 9.6%
3,450	Alexandria Real Estate Equities, Inc.		357,144
4,338	Boston Properties, Inc.		572,182
9,000	Empire State Realty Trust, Inc. - Cl. A		170,910
700	Kilroy Realty Corp.		46,403
5,000	SL Green Realty Corp.		532,350
			1,678,989
	REITS - REGIONAL MALLS - 6.9%
40,000	CBL & Associates Properties, Inc.		372,400
13,000	General Growth Properties, Inc.		387,660
2,125	Simon Property Group, Inc.		460,913
			1,220,973
	REITS - SHOPPING CENTERS - 5.3%
16,500	Brixmor Property Group, Inc.		436,590
27,108	DDR Corp.		491,739
			928,329
	REITS - STORAGE - 3.1%
17,400	CubeSmart		537,312

	REITS - TRIPLE NET - 2.3%
5,046	EPR Properties		407,111

	REITS - WAREHOUSE INDUSTRIAL - 8.4%
24,600	Duke Realty Corp.		655,836
2,500	EastGroup Properties, Inc.		172,300
13,000	Liberty Property Trust		516,360
4,875	Terreno Realty Corp.		126,116
			1,470,612

	TOTAL COMMON STOCK (Cost - $9,986,603)		10,953,232

	PREFERRED STOCK - 31.3%
	REITS - HOTELS - 4.8%
5,900	Chesapeake Lodging Trust, 7.750%		155,583
25,664	Summit Hotel Properties, Inc., 7.875%		687,793
			843,376

	REITS - MORTGAGE - 3.9%
7,900	ARMOUR Residential REIT, Inc., 7.875%		179,725
20,021	NorthStar Realty Finance Corp., 8.875%		500,124
			679,849
	REITS - OFFICE PROPERTY - 3.4%
11,570	Alexandria Real Estate Equities, Inc., 6.450%		305,911
4,000	Corporate Office Properties Trust, 7.375%		103,920
800	Digital Realty Trust, Inc., 5.875%		20,656
567	PS Business Parks, Inc., 5.750%		14,612
5,698	PS Business Parks, Inc., 6.450%		146,723
			591,822

	REITS - REGIONAL MALLS - 8.0%
28,054	CBL & Associates Properties, Inc., 6.625%		692,653
27,000	General Growth Properties, Inc., 6.375%		722,790
			1,415,443
	REITS - SHOPPING CENTERS - 10.6%
17,297	Cedar Realty Trust, Inc., 7.250%		449,390
22,250	DDR Corp., 6.250%		594,965
12,197	Kimco Realty Corp., 6.000%		316,878
19,200	Regency Centers Corp., 6.625%		499,776
			1,861,009
	REITS - TRIPLE NET - 0.0%
100	EPR Properties, 6.625%		2,641

	REITS - WAREHOUSE/INDUSTRIAL - 0.6%
4,280	STAG Industrial, Inc., 6.625%		110,510

	TOTAL PREFERRED STOCK (Cost - $4,899,142)		5,504,650

Par Value
	BONDS & NOTES - 1.5%
	REITS - HEALTHCARE - 1.5%
$ 250,000	Sabra Health Care LP, 5.500%, 02/01/2021		257,500
	TOTAL BONDS & NOTES (Cost - $249,067)		257,500

Shares
	SHORT-TERM INVESTMENTS - 2.5%
434,630	BlackRock Liquidity Funds T-Fund Portfolio, 0.24% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $434,630)		434,630

	TOTAL INVESTMENTS - 97.7% (Cost - $15,569,442) [2]		$ 17,150,012
	OTHER ASSETS LESS LIABILITIES - 2.3%		399,645
	NET ASSETS - 100.0%		$ 17,549,657

LP - Limited Partnership
REIT - Real Estate Investment Trust
[1] Rate shown represents the rate at June 30, 2016, is subject to change and resets daily.
[2] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $15,587,732 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,645,770
		Unrealized depreciation:	(83,490)
		Net unrealized appreciation:	$ 1,562,280

AR Capital BDC Income Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Shares			Value
	COMMON STOCK - 89.9%
	DIVERSIFIED FINANCIAL SERVICES - 8.3%
172,117	NewStar Financial, Inc. *		$ 1,449,225

	INVESTMENT COMPANIES - 81.6%
108,084	Alcentra Capital Corp.		1,313,221
154,009	American Capital Ltd. *		2,437,962
72,049	Ares Capital Corp.		1,023,096
66,147	Fifth Street Asset Management, Inc. - Cl. A		267,234
276,914	Fifth Street Finance Corp.		1,343,033
196,263	Fifth Street Senior Floating Rate Corp.		1,562,253
108,931	Garrison Capital, Inc.		1,099,114
40,910	Harvest Capital Credit Corp.		522,421
69,076	Hercules Capital, Inc.		857,924
38,185	Monroe Capital Corp.		566,283
31,640	Solar Capital Ltd.		602,742
46,461	TCP Capital Corp.		709,924
53,392	THL Credit, Inc.		594,253
122,703	TriplePoint Venture Growth BDC Corp.		1,299,425
			14,198,885

	TOTAL COMMON STOCK (Cost - $15,817,733)		15,648,110

	PREFERRED STOCK - 8.6%
	INVESTMENT COMPANIES - 8.6%
14,866	Capitala Finance Corp., 7.125%		376,110
22,611	Oxford Lane Capital Corp., 8.125%		570,928
21,439	Saratoga Investment Corp., 7.500%		544,550
	TOTAL PREFERRED STOCK (Cost - $1,495,536)		1,491,588

	SHORT-TERM INVESTMENTS - 0.9%
168,464	BlackRock Liquidity Funds T-Fund Portfolio, 0.24% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $168,464)		168,464

	TOTAL INVESTMENTS - 99.4% (Cost - $17,481,733) [2]		$ 17,308,162
	OTHER ASSETS LESS LIABILITIES - 0.6%		100,388
	NET ASSETS - 100.0%		$ 17,408,550

* Non-income producing security.
[1] Rate shown represents the rate at June 30, 2016, is subject to change and resets daily.
[2] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $18,181,514 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 552,063
		Unrealized depreciation:	(1,425,415)
		Net unrealized depreciation:	$ (873,352)

AR Capital Global Real Estate Income Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCK - 93.8%
	REITS/REAL ESTATE - APARTMENTS RESIDENTIAL - 3.0%
1,250	ADO Properties SA	$ 48,173
7,500	Citycon OYJ	17,080
275	Deutsche EuroShop AG	12,586
3,100	Sponda OYJ	13,497
		91,336
	REITS/REAL ESTATE - COMMERCIAL MORTGAGE -5.8%
4,595	Apollo Commercial Real Estate Finance, Inc.	73,842
3,769	Blackstone Mortgage Trust, Inc.	104,288
		178,130
	REITS/REAL ESTATE - DIVERSIFIED - 19.8%
6,200	British Land Co. PLC	50,304
275	Gecina SA	37,240
2,250	Great Portland Estates PLC	18,821
31,000	Inmobiliaria Colonial SA	22,641
6,860	Intu Properties PLC	26,496
1,750	Land Securities Group PLC	24,331
350	LEG Immobilien AG	32,741
9,100	Lexington Realty Trust - REIT	92,001
2,700	Liberty Property Trust	107,244
3,225	Merlin Properties Socimi SA	33,681
2,000	Mitsui Fudosan Co. Ltd.	46,208
5,200	Segro PLC	28,819
1,600	TLG Immobilien AG	33,643
5,570	UNITE Group PLC	46,046
150	Wereldhave NV	6,782
		606,998
	REITS/REAL ESTATE - HEALTHCARE - 14.9%
840	National Health Investors, Inc.	63,076
1,800	Omega Healthcare Investors, Inc.	61,110
11,700	Physicians Realty Trust	245,817
1,150	Welltower, Inc.	87,595
		457,598
	REITS/REAL ESTATE - MALLS - 1.5%
12,250	Scentre Group	45,294

	REITS/REAL ESTATE - MANUFACTURED HOMES - 4.6%
1,000	Equity LifeStyle Properties, Inc.	80,050
800	Sun Communities, Inc.	61,312
		141,362
	REITS/REAL ESTATE - OFFICE - 12.5%
720	Alexandria Real Estate Equities, Inc.	74,534
800	Alstria Office REIT - AG	10,797
470	Boston Properties, Inc.	61,993
625	Derwent London PLC	21,799
325	ICADE	22,833
2,700	Mack-Cali Realty Corp.	72,900
2	Nippon Building Fund, Inc.	12,342
1,000	SL Green Realty Corp.	106,470
		383,668
	REITS/REAL ESTATE - RESIDENTIAL - 9.0%
684	AvalonBay Communities, Inc.	123,387
270	Essex Property Trust, Inc.	61,584
2,500	Vonovia SE	91,264
		276,235

	REITS/REAL ESTATE - RETAIL - 13.4%
4,100	Brixmor Property Group, Inc.	108,486
3,400	DDR Corp.	61,676
275	Eurocommercial Properties NV - ADR	11,709
1,320	Hammerson PLC	9,500
1,362	Klepierre	60,085
439	Mercialys SA	9,344
430	Unibail-Rodamco SE	111,213
167	Vastned Retail NV	6,774
4,100	Westfield Corp.	32,877
		411,664
	REITS/REAL ESTATE - STORAGE - 4.3%
2,040	CubeSmart	62,995
340	Extra Space Storage, Inc.	31,464
8,000	Safestore Holdings PLC	39,324
		133,783
	REITS/REAL ESTATE - WAREHOUSE/INDUSTRIAL - 5.0%
4,500	Duke Realty Corp.	119,970
13,250	LondonMetric Property PLC	26,426
3	Nippon Prologis REIT, Inc.	7,341
		153,737

	TOTAL COMMON STOCK (Cost - $2,863,344)	2,879,805

	SHORT-TERM INVESTMENTS - 4.4%
135,064	Blackrock Liquid Treasury, 0.24% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $135,064)	135,064

	TOTAL INVESTMENTS - 98.2% (Cost - $2,998,408) [2]	$ 3,014,869
	OTHER ASSETS LESS LIABILITIES - 1.8%	54,181
	NET ASSETS - 100.0%	$ 3,069,050

ADR - American Depositary Receipt
PLC - Public Liability Company
REIT - Real Estate Investment Trust
[1] Rate shown represents the rate at June 30, 2016, is subject to change and resets daily.
[2] Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $3,053,704 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 142,209
	Unrealized depreciation:	(181,044)
	Net unrealized depreciation:	$ (38,835)

As of June 30, 2016, the Fund's Long-Term Holdings were divided among countries as follows:

Country		Percentage
Australia		2.6%
Britain		9.5%
Finland		1.0%
France		7.8%
Germany		7.5%
Japan		2.1%
Netherlands		0.8%
Spain		1.8%
United States		60.7%
	Total Long-Term Holdings:	93.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of June 30, 2016.

Realty Capital Income Funds Trust
Notes to Schedule of Investments, June 30, 2016 (Unaudited)

The following is a summary of significant accounting policies followed by each Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Bonds will be valued at the mean of the last bid and asked prices available. In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation. Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors they deem appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund's investments, used to value a Fund's assets and liabilities as of June 30, 2016:

AR Capital Real Estate Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,953,232	$ -	$ -	$ 10,953,232
Preferred Stock	5,504,650	-	-	5,504,650
Bonds & Notes	-	257,500	-	257,500
Short-Term Investments	434,630	-	-	434,630
Total Assets	$ 16,892,512	$ 257,500	$ -	$ 17,150,012

AR Capital BDC Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,648,110	$ -	$ -	$ 15,648,110
Preferred Stock	1,491,588	-	-	1,491,588
Short-Term Investments	168,464	-	-	168,464
Total Assets	$ 17,308,162	$ -	$ -	$ 17,308,162

AR Capital Global Real Estate Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,879,805	$ -	$ -	$ 2,879,805
Short-Term Investments	135,064	-	-	135,064
Total Assets	$ 3,014,869	$ -	$ -	$ 3,014,869

* See Schedule of Investments for industry breakdown.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Funds did not hold any Level 3 securities during the period.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Investment Companies. Each Fund may invest in securities of other open- or closed-end investment companies. Each Fund may purchase shares of closed-end funds that are managed by an affiliate of the Adviser or the sub-advisers only to the extent that they are traded on a national exchange. Each Fund may also invest a portion of its assets in pooled investment vehicles other than registered investment companies. For example, some vehicles which are commonly referred to as “exchanged traded funds” may not be registered investment companies because of the nature of their underlying investments. As a stockholder in an investment company or other pooled vehicle, a Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). A Fund will also incur brokerage costs when purchasing and selling shares of investment companies and other pooled vehicles.

An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent a Fund invests in shares of another fund, that Fund’s shareholders would indirectly pay a portion of that Fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By:

/s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

Date 08/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Edward M. Weil, Jr.

Edward M. Weil, Jr., President, Trustee and Chairman of the Board

Date 08/26/16

By:

/s/ Gerard Scarpati

Gerard Scarpati, Treasurer

Date 08/26/16